OTHER NON-INTEREST INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 632,955	€ 777,280	€ 1,017,172
Gain on disposal of subsidiaries		158,429	0	522
Gain on disposal of premises		503	12,744	2,643
Hotel revenues		27,308	31,274	33,986
Other		98,117	41,067	106,930
Total	$ 1,198,631	€ 917,312	€ 862,365	€ 1,161,253